CONCENTRATION OF RISKS (Narrative) (Details) - item		1 Months Ended	12 Months Ended
	Apr. 03, 2015	Oct. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Number of entities approved by the MOF to conduct online sales of sports lottery products		2
Number of competent government authorities who jointly released a public bulletin with regard to online lottery sales	8
Service Fees [Member] | Concentration of suppliers [Member]
Concentration Risk [Line Items]
Percentage of service fees				85.10%	79.10%
Service Fees [Member] | Concentration of serviced lottery products [Member]
Concentration Risk [Line Items]
Percentage of service fees				97.40%	93.20%